Other assets	12 Months Ended
Dec. 31, 2023
Other assets
Other assets

10Other assets

Other non-current assets

Other non-current assets include the following:

Investments in convertible loans	As of December 31,
in 000€	2023	2022	2021
Convertible loan	3,744	3,494	3,560
Total	3,744	3,494	3,560

The Group granted a convertible loan to Fluidda in January 2019, with a notional amount of K€2,500. The convertible loan is accounted for as a financial asset measured at fair value with changes in fair value through the income statement. The carrying value of the convertible loan amounts to K€3,744 at December 31, 2023. The convertible loan has a duration of 7 years with a 10%annual interest rate which is capitalized. We refer to Note 3 and Note 20.

Investments in non-listed equity instruments	As of December 31,
in 000€	2023	2022	2021
Non-listed equity investments	—	307	399
Total	—	307	399

At December 31, 2023, the Group remeasured the fair value of its investment in AM Danube BV (holding company for AM Flow Holding BV) to zero, recognizing a K€307 fair value adjustment in other comprehensive income. We refer to Note 3 and Note 20.

At December 31, 2022, the Group remeasured the fair value of its investment in African Drive NV to zero, recognizing a K€92 fair value adjustment in other comprehensive income. We refer to Note 3 and Note 20.

At December 31, 2021, the Group remeasured the fair value of its equity investment in Essentium, Inc. to zero, recognizing a K€3,443 fair value adjustment in other comprehensive income. We refer to Note 3 and Note 20.

Other non-current assets	As of December 31,
in 000€	2023	2022	2021
Tax credits	4,467	4,144	4,044
Guarantees and deposits	493	404	447
Loan to Link3D incl capitalized interest	—	—	2,249
LT deferred charges	—	—	741
Other	541	588	38
Total	5,501	5,136	7,519

The non-current tax credits mainly relate to Belgian R&D tax credits, recoverable between 2025 and 2029.

Other current assets

Other current assets include the following:

	As of December 31,
in 000€	2023	2022	2021
Deferred charges	4,486	4,158	2,958
Tax credits	814	962	673
Accrued income	611	17	384
Other tax receivables	2,466	1,004	1,459
Grants	372	944	1,021
Other non-trade receivables	272	1,077	675
Derivatives	139	261	1,770
Total other current assets	9,160	8,424	8,940

The other tax receivables included Value Added Tax (VAT) receivables and corporate tax receivables.